Share-based compensation reserve	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves and Other Equity Interest [Abstract]
Share-based compensation reserve
Share-based compensation reserve
The Company's discretionary share award scheme, the LTIP, enables the Company’s Compensation Committee to make grants (“Awards”) in the form of rights over ordinary shares, to any Director, Non-Executive Director or employee of the Company. However, it is the Committee’s current intention that Awards be granted only to Directors and senior management, whilst recognizing a separate annual Restricted Stock Award for Non-Executive Directors.
All Awards are to be settled by physical delivery of shares. Note 8(b) sets out the Non-Executive Director and Director and Senior Management Restricted share awards.
Non-Executive Director Restricted Share Awards
On June 14, 2018, 53,498 restricted shares granted as part of the 2017 Non-Executive Director restricted share awards vested, resulting in the issuance of 41,186 ordinary shares (net of shares 12,312 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares) and a €0.2 million increase in the share-based compensation reserve based on the value of the awards issued.
On June 14, 2018, after the Company's annual general meeting of shareholders, the current Non-Executive Directors were granted a 44,272 restricted share award at a share price of $18.07.
The total charge within the Statement of Consolidated Profit or Loss for the year ended December 31, 2018 for Non-Executive Director stock compensation awards was €0.9 million and €0.8 million for the year ended December 31, 2017. The Director and senior management stock compensation charge reported within the Consolidated Statement of Profit or Loss for the year ended December 31, 2018 was €12.1 million (year ended December 31, 2017: €1.8 million).

Share based compensation reserve
€m
Balance as of January 1, 2018	2.9
Non-Executive Director restricted share awards charge	0.9
Directors and Senior Management share awards charge	12.1
Vesting of Non-Executive Director restricted shares	(0.8)
Vesting of LTIP Share awards	(3.3)
Reclassification of awards for settlement of tax liabilities	(2.4)
Balance as of December 31, 2018	9.4
Founder Preferred Shares Dividend Reserve
Nomad has issued Founder Preferred Shares to its Founder Entities. A summary of the key terms of the Founder Preferred Shares is set out in Note 25.
The Founder Preferred Shares Annual Dividend Amount is structured to provide a dividend based on the future appreciation of the market value of the ordinary shares, thus aligning the interests of the Founders with those of the investors on a long term basis. Commencing in 2015, the Founder Preferred Share Annual Dividend Amount became payable because the Company’s volume weighted average ordinary share price was above $11.50 for the last ten consecutive trading days of the 2015 financial year.
The Preferred Shares Annual Dividend amount is determined with reference to the Dividend Determination Period of a financial year, ie the last ten consecutive trading days and calculated as 20% of the increase in the volume weighted average share price of our ordinary shares across the determination period compared to the highest price previously used in calculating the Founder Preferred Share Annual Dividend Amounts (currently $16.7538) multiplied by 140,220,619 Preferred Share Dividend Equivalent (the “Preferred Share Dividend Equivalent”). The Preferred Share Dividend Equivalent is equal to the number of ordinary shares outstanding immediately following the Iglo Acquisition, but excluding the 13.7 million ordinary shares issued to the seller of the Iglo Group. The Founder Preferred Shares Annual Dividend Amount is paid for so long as the Founder Preferred Shares remain outstanding.
The amounts used for the purposes of calculating the Founder Preferred Shares Annual Dividend Amount and the relevant numbers of ordinary shares are subject to such adjustments for share splits, share dividends and certain other recapitalization events as the Directors in their absolute discretion determine to be fair and reasonable in the event of a consolidation or sub-division of the ordinary shares in issue, as determined in accordance with Nomad Foods’ Memorandum and Articles of Association.
Dividends on the Founder Preferred Shares are payable until the Founder Preferred Shares are converted into Ordinary Shares. The Founder Preferred Shares automatically convert on a one for one basis (i) on the last day of the seventh full financial year following our acquisition of Iglo Foods (or if such day is not a trading day, the next trading day) or (ii) in the event of a change of control (unless the independent directors of our board of directors determine otherwise). The holders of Founder Preferred Shares may also be converted to Ordinary shares on a one for one basis at the option of the holder. In the event of an automatic conversion, a dividend on the Founder Preferred Shares shall be payable with respect to the shorted dividend year on the trading day immediately prior to the conversion. In the event of an optional conversion by the holder, no dividend on the Founder Preferred Shares shall be payable with respect to the year in which the conversion occurred.
No Founder Preferred Shares Annual Dividend Amount was due as at December 31, 2016 as the average price per ordinary share for the last ten consecutive trading days of the year did not reach the 2015 Dividend Price of $11.4824.
On December 29, 2017, the Company’s Board of Directors approved a share dividend of an aggregate of 8,705,890 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2015 dividend price of $11.4824 multiplied by the Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $16.6516 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2017) and the ordinary shares underlying the Founder Preferred Share Dividend were issued on January 2, 2018.
On December 31, 2018, the Company’s Board of Directors approved a share dividend of an aggregate of 171,092 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2017 dividend price of $16.6516 multiplied by the Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $16.7538 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2018) and the ordinary shares underlying the Founder Preferred Share Dividend were issued on January 2, 2019.

Founder Preferred Shares Dividend Reserve
€m
Balance as of January 1, 2018	493.4
Settlement of dividend through share issue	(120.8)
Balance as of December 31, 2018	372.6
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations, as well as from the translation of liabilities that hedge the Company’s net investment in a foreign subsidiary.

	Year ended December 31,
	2018	2017	2016
	€m	€m	€m
Balance as of January 1	83.2	84.0	84.5
Foreign currency translation adjustments	2.2	(8.9)	(35.9)
Net deferred gains on net investment hedges*	3.4	8.1	35.4
Total presented in Other Comprehensive Income	5.6	(0.8)	(0.5)
Balance as of December 31	88.8	83.2	84.0
*Gains on net investment hedges are offset by €3.7 million of losses (2017: €8.7 million, 2016: €44.2 million) on GBP net investments included within the foreign currency translation adjustments.

The translation reserve as at December 31, 2018 includes €15.8 million (2017: €12.4 million) relating to continuing hedging relationships in respect of GBP net investments, as well as €47.6 million (2017: €47.6 million) relating to a discontinued hedging relationship in respect of GBP net investments.
Cash flow hedging reserve
The hedging reserve comprises the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions that have not yet occurred. Details of the Company's cash flow hedge accounting is detailed in Note 33. The reserve relating to forward currency contracts will be reclassified to the Statement of Profit or Loss within 12 months whilst the reserve relating to the cross currency interest rate swaps will be reclassified over the life of the instruments which mature in 2022.
The table below shows the movement in the cash flow hedging reserve during the year, including the gains or losses arising on the revaluation of hedging instruments during the year and the amount reclassified from Other Comprehensive Income ("OCI") to the Consolidated Statement of Profit or Loss in the year.

	Cross currency interest rate swaps	Forward currency contracts	Total Cash flow hedge reserve
	€m	€m	€m
Balance as of January 1, 2016	—	1.1	1.1
Change in fair value of hedging instrument recognized in OCI for the year	—	14.2	14.2
Reclassified to cost of goods sold	—	(4.1)	(4.1)
Deferred tax	—	(2.8)	(2.8)
Balance as of December 31, 2016	—	8.4	8.4
Change in fair value of hedging instrument recognized in OCI for the year	(56.8)	(19.7)	(76.5)
Reclassified to cost of goods sold	—	3.8	3.8
Reclassified from other comprehensive income to finance costs	56.3	—	56.3
Deferred tax	0.1	4.9	5.0
Balance as of December 31, 2017	(0.4)	(2.6)	(3.0)
Change in fair value of hedging instrument recognized in OCI for the year	49.5	20.3	69.8
Reclassified to cost of goods sold	—	(6.4)	(6.4)
Reclassified from other comprehensive income to finance costs	(47.9)	—	(47.9)
Deferred tax	(0.3)	(3.7)	(4.0)
Balance as of December 31, 2018	0.9	7.6	8.5